Summary of Convertible Promissory Notes (Details) - USD ($)	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Debt Instrument [Line Items]
Convertible note payable		$ 126,384	$ 201,300
Less debt discount	0	(33,760)	(20,178)
Less current portion of convertible notes		(92,624)	(181,122)
Long-term convertible notes payable
Less debt discount		(33,760)
Issued October 2021 Due October 2022 [Member]
Debt Instrument [Line Items]
Convertible note payable			69,300
Issued November 2021 Due November 2022 [Member]
Debt Instrument [Line Items]
Convertible note payable			69,000
Issued December 2021 Due December 2022 [Member]
Debt Instrument [Line Items]
Convertible note payable			63,000
Issued February 2022 Due February 2023 [Member]
Debt Instrument [Line Items]
Convertible note payable
Issued July 2022 Due July 2023 [Member]
Debt Instrument [Line Items]
Convertible note payable		30,138
Issued October 2022 Due October 2023 [Member]
Debt Instrument [Line Items]
Convertible note payable		45,138
Issued November 2022 Due November 2023 [Member]
Debt Instrument [Line Items]
Convertible note payable		51,108
Issued September 2022 Due September 2023 [Member]
Debt Instrument [Line Items]
Convertible note payable		45,138
Issued February 2023 Due February 2024 [Member]
Debt Instrument [Line Items]
Convertible note payable
Issued March 2023 Due March 2024 [Member]
Debt Instrument [Line Items]
Convertible note payable